Note 3 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Property, plant, and equipment, gross	$ 172	$ 104
Less: accumulated depreciation	(46)	(24)
Property and equipment, net	126	80
Office Equipment [Member]
Property, plant, and equipment, gross	26	17
Laboratory Equipment [Member]
Property, plant, and equipment, gross	108	49
Furniture and Fixtures [Member]
Property, plant, and equipment, gross	2	2
Automobiles [Member]
Property, plant, and equipment, gross	23	23
Leasehold Improvements [Member]
Property, plant, and equipment, gross	$ 13	$ 13